Statements of Financial Condition (Parenthetical) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Series A [Member]
Limited partners, units outstanding	132,149.4067	121,399.2481
Series B [Member]
Limited partners, units outstanding	7,006.4813	6,794.4628
Series C [Member]
Limited partners, units outstanding	3,207.8856	1,437.1195
Series D [Member]
Limited partners, units outstanding	4,132.1394	593.8529
Millburn Multi-Markets Trading L.P. [Member]
Investments in U.S Treasury notes, amortized cost	$ 99,692,940	$ 72,751,039
Cash denominated in foreign currencies, cost	31,152,549	14,722,589
Investments in U.S Treasury notes, amortized cost	440,349,793	336,217,865
Cash denominated in foreign currencies, cost	$ 0	$ 168,198